Note 31 - Non-cash Items (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about non-cash items [text block]
	2021	2020	2019
Cash financing cost other than interests	-	-	(2.1)
Fair value of option granted on a subsidiary	77.0	238.4	(274.3)
Effect of application of IAS 29 (hyperinflation)	59.1	232.5	339.2
Acquisition of investment payables	-	21.1	20.0
Provision for taxes	-	108.9	-